Segment information (Primary segment)	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Segment information (Primary segment)	Segment information (Primary segment)
Grupo Santander has aligned the information in this note with the underlying information used internally for management reporting and with that presented in Grupo Santander's other public documents.
Grupo Santander's executive committee has been selected to be its chief operating decision maker. Grupo Santander's operating segments reflect its organizational and managerial structures. The executive committee reviews internal reporting based on these segments to assess performance and allocate resources.
The segments are split by geographic area in which profits are earned and type of business. We prepare the information by aggregating the figures for Santander’s various geographic areas and business units, relating it to both the accounting data of the units integrated in each segment and that provided by management information systems. The same general principles as those used in Grupo Santander are applied.
On 4 April 2022, Grupo Santander announced that, starting and effective with the financial information for the first quarter of 2022, it will carry out changes in the reportable segments to reflect the new reporting structure.
The main changes, which have been applied to management information for all periods included in the interim financial statements, relate to the allocation of certain financial costs of the Corporate Centre as follows:
•Further clarity in the minimum requirement for own funds and eligible liabilities (MREL) and total loss absorbing capacity (TLAC) regulation makes it possible to allocate the cost of eligible debt issuances to the corresponding units from the Corporate Centre.
•Other financial costs, primarily associated with the cost of funding the excess capital held by the units above the Group's CET1 ratio have been reassigned from the Corporate Centre to the corresponding units.
Following is the breakdown of revenue that is deemed to be recognised under Dividend income, Commission income, Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gain or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net, Other operating income and Income from assets under insurance and reinsurance contracts in the accompanying consolidated income statements for the first six months ended 30 June 2022 and 2021.
In addition to these operating units, which report by geographic area and businesses, Grupo Santander continues to maintain the area of Corporate Centre, that includes the centralized activities relating to equity stakes in financial companies, financial management of the structural exchange rate position, assumed within the sphere of Grupo Santander's assets and liabilities committee, as well as management of liquidity and of shareholders' equity via issuances.
This financial information ('underlying basis') is computed by adjusting reported results for the effects of certain gains and losses (e.g.: capital gains, write-downs, etc.). These gains and losses are items that management and investors ordinarily identify and consider separately to understand better the underlying trends in the business.
Following is the reconciliation between the adjusted profit and the statutory profit corresponding to the first six months ended 30 June 2022 and 2021:

	EUR million
	Revenue from ordinary activities		Profit before taxes		Profit
Segment	30-06-2022	30-06-2021	30-06-2022	30-06-2021	30-06-2022	30-06-2021
Europe	13,649	10,862	2,693	1,963	1,839	1,312
North America	8,154	7,315	2,061	2,478	1,578	1,581
South America	17,613	10,580	3,165	3,105	1,946	1,639
Digital Consumer Bank	3,395	3,245	1,010	888	572	485
Corporate Centre	173	(169)	(1,014)	(805)	(1,041)	(812)
Underlying Profit	42,984	31,833	7,915	7,629	4,894	4,205
Adjustments	—	—	—	(715)	—	(530)
Statutory Profit	42,984	31,833	7,915	6,914	4,894	3,675
Explanation of adjustments:
In the first six months of 2021, the impact of restructuring costs of EUR -530 million was mainly in the United Kingdom and Portugal.